Operations and Summary of Significant Accounting Policies - Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share, Basic [Abstract]
Net income attributable to AGCO Corporation and subsidiaries	$ 583.3	$ 220.5	$ 135.7
Weighted Average Number of Shares Outstanding, Basic	95.6	92.8	92.2
Basic net income per share attributable to AGCO Corporation and subsidiaries	$ 6.10	$ 2.38	$ 1.47
Diluted net income per share:
Dilutive stock options, performance share awards and restricted stock awards	0.6	0.4	0.4
Weighted average assumed conversion of contingently convertible senior subordinated notes	1.9	3.2	1.5
Weighted average number of common and common share equivalents outstanding for purposes of computing diluted income per share	98.1	96.4	94.1
Diluted net income per share attributable to AGCO and subsidiaries	$ 5.95	$ 2.29	$ 1.44
A1 1/4percent Convertible Senior Subordinated Notes Due December 15, 2036 [Member] [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Debt principal amount	$ 201.3	$ 201.3
Settled Stock Appreciation Rights [Member]
Diluted net income per share:
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0.3	0.3	0.3